Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment	Dec. 31, 2023
Wi-Fi Equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment, net	3 years
Vehicles [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment, net	5 years
Minimum [Member] | Office and other equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment, net	3 years
Maximum [Member] | Office and other equipment [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Property and equipment, net	5 years